Fair Value Measurements	12 Months Ended
Mar. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 5. Fair Value Measurements

The Company determines the fair value of its derivative instruments using a three-level hierarchy for fair value measurements which these assets and liabilities must be grouped, based on significant levels of observable or unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions. This hierarchy requires the use of observable market data when available. These two types of inputs have created the following fair-value hierarchy:

Level 1—Valuations based on unadjusted quoted market prices in active markets for identical securities. Currently the Company does not have any items classified as Level 1.

Level 2—Valuations based on observable inputs (other than Level 1 prices), such as quoted prices for similar assets at the measurement date; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly.

Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement, and involve management judgment. The Company uses the Black-Scholes option pricing model to determine the fair value of the instruments. If the inputs used to measure fair value fall in different levels of the fair value hierarchy, a financial security's hierarchy level is based upon the lowest level of input that is significant to the fair value measurement.

The following table presents the Company's warrants measured at fair value on a recurring basis as of March 31, 2011 and March 31, 2010 classified using the valuation hierarchy:

	Level 3 Carrying Value March 31, 2011	Level 3 Carrying Value March 31, 2010
Derivative Liabilities	$156,497	$334,363

The following table provides a reconciliation of the beginning and ending balances for the Company's derivative liabilities measured at fair value using Level 3 inputs:

	2011	2010
Balance at April 1	$334,363	$—
Cumulative effect of change in accounting principle (see Note 9)	—	16,470,718
Derivative liability added—warrants	—	389,781
Derivative liability added—conversion option	—	788,631
Reclassification of conversion feature to equity upon conversions of notes	—	(2,728,459)
Reclassification of conversion feature and warrants to equity upon modification of terms (no longer derivative instruments)	—	(9,009,329)
Change in fair value	(49,590)	(5,576,979)
Reclassification of warrants to equity upon fixing exercise price	(128,276)	—

Balance at March 31,	$156,497	$334,363